EQUITY - Equity Components (Details) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance		$ 4,644	$ 3,958	$ 3,966	$ 4,040
Share capital
Balance		178	180	183	184
Share premium
Balance		605	600	590	574
Capital redemption reserve
Balance		17	15	12	11
Treasury shares
Balance	[1]	(257)	(432)	(294)	$ (315)
Retained earnings and other reserves
Balance		$ 4,101	$ 3,595	$ 3,475

[1]	Refer to Note 19.2 for further information.